Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net income	$ 296,529	$ 257,290	$ 235,983
Other comprehensive (loss) income, net of tax
Foreign currency translation adjustment	(20,493)	15,993	6,211
Unrealized gain (loss) on cash flow hedging instruments	1,918	(702)	(965)
Reclassification of (gain) loss on cash flow hedging instruments into earnings	(157)	(358)	323
Unrealized (loss) gain on equity securities		(15)	14
Other comprehensive (loss) income	(18,732)	14,918	5,583
Comprehensive income	277,797	272,208	241,566
Less: comprehensive income attributable to non-controlling interest	46,913	54,678	55,382
Comprehensive income attributable to Watsco, Inc.	$ 230,884	$ 217,530	$ 186,184